Goodwill And Intangible Assets (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Intangible Assets [Line Items]
Impairment of indefinite lived intangible assets	$ 20.3	$ 16.3	$ 4.7
Amortization expense	53.0	72.1	$ 70.9
Tradenames [Member]
Intangible Assets [Line Items]
Indefinite-lived intangible assets	$ 1,064.4	$ 1,088.1
Hardware & Home Improvement [Member]
Intangible Assets [Line Items]
Percentage of reporting units exceeded carrying values by	89.00%
Global Pet Supplies [Member]
Intangible Assets [Line Items]
Percentage of reporting units exceeded carrying values by	21.00%
Home and Garden [Member]
Intangible Assets [Line Items]
Percentage of reporting units exceeded carrying values by	222.00%